Debt and Lease Liabilities - Maturities of Lease Liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	$ 11,503,265
Less: Amount representing interest	(3,134,193)
Lease liabilities	8,369,072	$ 9,680,559
Not Later Than One Year
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	2,014,656
Later Than One Year And Not Later Than Two Years
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	2,047,781
Later Than Two Years And Not Later Than Three Years
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	1,948,773
Later Than Three Years And Not Later Than Four Years [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	1,870,879
Later Than Four Years And Not Later Than Five Years [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	1,614,579
Later Than Five Years [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	$ 2,006,597